PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713 626 1919 www.invesco.com

July 31, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

CIK No. 0000909466

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class C, Class Y and Class R6 shares of Invesco Oppenheimer Municipal Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 79 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 79 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on July 26, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5905 or carolyn.liu-hartman@invesco.com.

Sincerely,

/s/ Carolyn Liu-Hartman

Carolyn Liu-Hartman

Senior Counsel